Document and Entity Information	Jul. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001837532
Document Type	8-K
Document Period End Date	Jul. 23, 2026
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Incorporation State Country Code	DE
Entity File Number	814-01424
Entity Tax Identification Number	86-1950548
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false